Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 55,805	$ 108,490
Accounts receivable	1,480	1,068
Prepaids	2,877	5,071
Assets held for sale (note 3)	829
Total current assets	60,991	114,629
Other long-term assets	197	362
Capital assets	4,496	5,483
Right-of-use assets	1,356	1,609
Intangible assets	3,380	3,516
Deferred tax assets	454	454
Total assets	70,874	126,053
Current liabilities
Accounts payable and accrued liabilities	8,491	7,343
Current portion of lease liabilities (note 4)	9,530	7,194
Current portion of provision (note 5)	7,971	3,957
Total current liabilities	25,992	18,494
Long-term portion of lease liabilities (note 4)	13,587	15,277
Long-term portion of provision (note 5)	13,196	18,238
Warrant liability (note 6)	447	1,754
Long-term debt (note 7)		38,311
Other long-term liabilities		98
Total liabilities	53,222	92,172
EQUITY
Share capital (note 8a)	979,849	979,849
Contributed surplus (note 8b)	45,265	44,109
Warrants (note 8c)	95,856	95,856
Accumulated other comprehensive loss	(3,006)	(3,010)
Deficit	(1,090,703)	(1,074,167)
Equity attributable to owners of the parent	27,261	42,637
Non-controlling interests	(9,609)	(8,756)
Total equity	17,652	33,881
Total liabilities and equity	$ 70,874	$ 126,053